Stockholders' Equity - Schedule of Stockholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Shareholders Equity [Line Items]
Balance				$ 2,936,895				$ 2,698,549	$ 2,936,895	$ 2,698,549	$ 2,725,977				$ 823,379				$ 767,175	$ 700,342	$ 823,379		$ 767,175	$ 813,760
Net income	(77,767)	23,594	(40,273)	20,812	27,569	36,196	82,445	10,940	(73,634)	157,150	(62,813)	19,859	(15,356)	22,344	23,277	27,238	27,396	28,110	24,193	42,175	45,621	50,124	106,937	91,783
Other comprehensive loss, net																				(2,439)	(8,149)
Proceeds from the issuance of common stock and ESPP shares																				43,161
Issuance of common stock to board members																				136
Repurchase and retirement of restricted stock for payment of taxes																				(1,146)
Stock-based compensation									40,011	35,472	34,160									12,517		24,459	23,398	23,530
Stock-based compensation income tax benefits									4,413		757									2,971		4,640	(1,113)	2,005
Balance	$ 2,961,031				$ 2,936,895				$ 2,961,031	$ 2,936,895	$ 2,698,549	$ 700,342				$ 823,379				$ 797,717		$ 700,342	$ 823,379	$ 767,175